Subsidiaries With Non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of subsidiaries [abstract]
Subsidiaries With Non-controlling Interest

The Stevanato Group comprises the following subsidiaries with non-controlling interest:

		At December 31,	At December 31,
Name	Country	2024	2023

Medical Glass a.s.	Slovakia	0.26%	0.26%

		At December 31,	At December 31,
		2024	2023
		(EUR thousand)

Equity attributable to non-controlling interests:
Ompi of Japan Co., Ltd.*		—	56
Medical Glass a.s.		46	59
		46	115

Loss/ (Profit) attributable to non-controlling interest:
Ompi of Japan Co., Ltd.*		—	56
Medical Glass a.s.		(12)	3
		(12)	59

* Effective July 31, 2023, Stevanato Group entered into an agreement with Winckler & Co. Ltd, SE Holdings Co. Ltd and Ompi of Japan Co., Ltd., to purchase the remaining minority equity interests in Ompi of Japan Co., Ltd. and to terminate the JV agreement with SE Holdings Co. Ltd.